Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit for the year	£ 6,388	£ 5,268	£ 4,046
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(59)	(832)	(480)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	36	(75)
Fair value movements on cash flow hedges	(19)	(20)	140
Tax on fair value movements on cash flow hedges	(18)	16	(22)
Reclassification of cash flow hedges to income statement	54	3	(175)
Deferred tax reversed on reclassification of cash flow hedges			20
Items that may be subsequently reclassified to income statement	(6)	(908)	(517)
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(34)	(75)	(1)
Fair value movements on equity investments	1,348	372	180
Deferred tax on fair value movements on equity investments	(220)	(95)	10
Remeasurement (losses)/gains on defined benefit plans	(187)	(1,050)	728
Tax on remeasurement of defined benefit plans	69	189	(146)
Items that will not be reclassified to income statement	976	(659)	771
Other comprehensive (expense)/income for the year	970	(1,567)	254
Total comprehensive income for the year	7,358	3,701	4,300
Total comprehensive income for the year attributable to:
Shareholders	6,753	3,153	3,878
Non-controlling interests	605	548	422
Total comprehensive income for the year	£ 7,358	£ 3,701	£ 4,300